Financial instruments – risk management (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of consolidated derivative financial instruments

	2022 £’000	2021 £’000	2020 £’000
Cash and cash equivalents	2,836	10,057	7,546
Trade receivables	329	33	95
Other receivables	–	–	–
Total financial assets	3,165	10,090	7,641

Financial liabilities – amortised cost

	2022 £’000	2021 £’000	2020 £’000
Trade payables	339	485	337
Other payables	17	5	26
Accruals	817	546	768
Borrowings	624	766	260
Total financial liabilities – amortised cost	1,797	1,802	1,391

Financial liabilities – fair value through profit and loss – current

	2022 £’000	2021 £’000	2020 £’000
Equity settled derivative financial liability	85	553	1,559

Schedule of consolidated financial assets and liabilities at fair value

Financial liabilities	Fair value as at 31/12/2022	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability	£48,000	Level 3	Monte Carlo simulation model	Volatility rate of 70.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 2.88 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 4.22% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability	£37,000	Level 3	Monte Carlo simulation model	Volatility rate of 70.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 2.5 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 4.32% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Total	£85,000

Financial liabilities	Fair value as at 31/12/2021	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability	£467,000	Level 3	Monte Carlo simulation model	Volatility rate of 95.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 3.88 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.31% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability	£86,000	Level 3	Monte Carlo simulation model	Volatility rate of 85.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 3.5 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.71% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability	–	Level 3	Black-Scholes option pricing model	Volatility rate of 85.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.10 and 0.9 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.71% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Total	£553,000

Financial liabilities	Fair value as at 31/12/2020	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability	£1,187,000	Level 3	Monte Carlo simulation model	Volatility rate of 105.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 4.49 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.07% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability	£372,000	Level 3	Monte Carlo simulation model	Volatility rate of 105.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 4.888 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.08% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability	–	Level 3	Black-Scholes option pricing model	Volatility rate of 105.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 1.0 and 1.9 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.8% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Total	£1,559,000

Schedule of foreign exchange risk

	2022 £’000	2021 £’000	2020 £’000
Cash and cash equivalents:
Pounds Sterling	2,588	10,057	7,247
US Dollar	248	–	120
Euro	–	–	179
Total	2,836	10,057	7,546

The table below shows the foreign currency exposure that gives rise to net currency gains and losses recognised in the consolidated statement of comprehensive income. As at 31 December, these exposures were as follows:

	2022 £’000	2021 £’000	2020 £’000
Net Foreign Currency Assets/(Liabilities):
US Dollar	248	–	120
Euro	17	22	54
Other	–	–	1
Total	265	22	175

Schedule of foreign currency exchange rates

Year ended 31 December 2022	US Dollar £’000	Euro £’000	Other £’000
Loss before tax	25	(1)	–
Total equity	25	(1)	–

Year ended 31 December 2021	US Dollar £’000	Euro £’000	Other £’000
Loss before tax	–	2	–
Total equity	–	2	–

Year ended 31 December 2020	US Dollar £’000	Euro £’000	Other £’000
Loss before tax	12	(293)	(4)
Total equity	12	(293)	(4)

Schedule of contractual maturities of financial liabilities

2022	Up to 3 months £’000	Between 3 and 12 months £’000	Between 1 and 2 years £’000	Between 2 and 5 years £’000	Over 5 years £’000
Trade and other payables	1,173	–	–	–	–
Lease liabilities	49	140	188	254	–
Total	1,222	140	188	254	–

2021	Up to 3 months £’000	Between 3 and 12 months £’000	Between 1 and 2 years £’000	Between 2 and 5 years £’000	Over 5 years £’000
Trade and other payables	1,036	–	–	–	–
Lease liabilities	46	171	195	442	–
Total	1,082	171	195	442	–

2020	Up to 3 months £’000	Between 3 and 12 months £’000	Between 1 and 2 years £’000	Between 2 and 5 years £’000	Over 5 years £’000
Trade and other payables	1,131	–	–	–	–
Lease liabilities	25	75	61	8	–
Government research loans	107	–	–	–	–
Total	1,263	75	61	8	–